CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 25,153	$ 15,115
Short-term bank deposits	16,000
Trade receivables	8,363	8,384
Other receivables	1,944	1,404
Inventories	6,476	3,363
Total current assets	57,936	28,266
Non-current assets
Long-term restricted deposits and prepaid expenses	531	476
Long-term trade receivables	381	156
Property and equipment	2,625	1,472
Intangible assets	855	395
Right-of-use assets	1,740	2,442
Total non-current assets	6,132	4,941
Total assets	64,068	33,207
Current liabilities
Short-term bank loan	5,000	5,000
Current maturities of lease liabilities	786	890
Trade payables	3,389	2,028
Other accounts payable	3,513	3,455
Accrued expenses	1,682	1,317
Provisions	383	273
Short-term employee benefits	657	352
Total current liabilities	15,410	13,315
Non-current liabilities
Lease liabilities, net of current maturities	1,144	1,708
Recognized liability for defined benefit plan, net	216	260
Other long-term liabilities	1,262	1,260
Total non-current liabilities	2,622	3,228
Total liabilities	18,032	16,543
Equity
Ordinary share capital	1,136	878
Additional paid-in capital	161,456	125,435
Accumulated deficit	(116,556)	(109,649)
Total equity	46,036	16,664
Total liabilities and equity	$ 64,068	$ 33,207